Results for the year - Income taxes and deferred income taxes - Income Taxes Paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 6,640	kr 6,798	kr 5,506
Income taxes paid outside Denmark for current year	2,376	2,639	2,645
Income taxes paid/ repayments relating to prior years	598	(336)	(5,252)
Total income taxes paid	kr 9,614	kr 9,101	kr 2,899